UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio as of April 30, 2018 (Unaudited)

Deutsche Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 96.9%
Consumer Discretionary 14.8%
Hotels, Restaurants & Leisure 2.1%
McDonald's Corp.	30,000	5,023,200
Internet & Direct Marketing Retail 6.2%
Amazon.com, Inc.*	6,500	10,179,845
Booking Holdings, Inc.*	2,000	4,356,000
		14,535,845
Media 1.9%
Comcast Corp. "A"	146,000	4,582,940
Specialty Retail 4.6%
Floor & Decor Holdings, Inc. "A"*	20,000	1,111,800
Home Depot, Inc.	52,000	9,609,600
		10,721,400
Consumer Staples 5.4%
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	23,000	4,534,680
Food Products 2.3%
Pinnacle Foods, Inc.	89,000	5,375,600
Personal Products 1.2%
Estee Lauder Companies, Inc. "A"	19,000	2,813,710
Energy 1.0%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	15,000	2,358,150
Financials 6.9%
Capital Markets 3.1%
Intercontinental Exchange, Inc.	99,465	7,207,234
Insurance 3.8%
Progressive Corp.	150,000	9,043,500
Health Care 16.1%
Biotechnology 1.0%
Celgene Corp.*	27,000	2,351,700
Health Care Equipment & Supplies 7.5%
Becton, Dickinson & Co.	40,000	9,274,800
DexCom, Inc.* (a)	22,000	1,609,960
Edwards Lifesciences Corp.*	17,000	2,165,120
Hologic, Inc.*	85,000	3,297,150
Intuitive Surgical, Inc.*	3,000	1,322,340
		17,669,370
Health Care Providers & Services 0.9%
PetIQ, Inc.* (a)	100,000	2,235,000
Health Care Technology 1.6%
Evolent Health, Inc. "A"* (a)	225,000	3,712,500
Life Sciences Tools & Services 2.9%
Thermo Fisher Scientific, Inc.	32,000	6,731,200
Pharmaceuticals 2.2%
Aclaris Therapeutics, Inc.* (a)	59,900	1,063,225
Zoetis, Inc.	50,000	4,174,000
		5,237,225
Industrials 10.5%
Aerospace & Defense 2.7%
Boeing Co.	19,300	6,437,708
Electrical Equipment 2.1%
AMETEK, Inc.	70,000	4,886,000
Industrial Conglomerates 2.4%
Roper Technologies, Inc.	21,500	5,680,085
Machinery 1.7%
Parker-Hannifin Corp.	24,000	3,950,880
Road & Rail 1.6%
Norfolk Southern Corp.	26,000	3,730,220
Information Technology 38.0%
Communications Equipment 0.8%
Palo Alto Networks, Inc.*	9,850	1,896,224
Electronic Equipment, Instruments & Components 1.2%
Trimble, Inc.*	78,500	2,716,100
Internet Software & Services 7.6%
Alphabet, Inc. "A"*	13,000	13,241,540
Facebook, Inc. "A"*	27,000	4,644,000
		17,885,540
IT Services 9.6%
Fidelity National Information Services, Inc.	67,000	6,362,990
Switch, Inc. "A"	245,000	3,491,250
Visa, Inc. "A"	100,000	12,688,000
		22,542,240
Semiconductors & Semiconductor Equipment 4.1%
Broadcom, Inc.	27,000	6,194,340
NVIDIA Corp.	15,600	3,508,440
		9,702,780
Software 10.0%
Activision Blizzard, Inc.	81,000	5,374,350
Microsoft Corp.	151,000	14,121,520
salesforce.com, Inc.*	20,000	2,419,800
ServiceNow, Inc.*	10,400	1,727,856
		23,643,526
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	67,500	11,155,050
Materials 1.0%
Construction Materials
Vulcan Materials Co.	22,000	2,457,180
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	36,000	3,804,840
Telecommunication Services 1.6%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	61,000	3,691,110
Total Common Stocks (Cost $146,830,705)		228,312,737
Securities Lending Collateral 2.3%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.64% (b) (c) (Cost $5,257,130)	5,257,130	5,257,130
Cash Equivalents 3.0%
Deutsche Central Cash Management Government Fund, 1.73% (b) (Cost $7,136,975)	7,136,975	7,136,975
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $159,224,810)	102.2	240,706,842
Other Assets and Liabilities, Net	(2.2)	(5,152,633)
Net Assets	100.0	235,554,209

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Investments during the period ended April 30, 2018 are as follows:

Value ($) at 7/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 4/30/2018	Value ($) at 4/30/2018
Securities Lending Collateral 2.3%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.64% (b) (c)
3,323,820	1,933,310	—	—	—	19,542	—	5,257,130	5,257,130
Cash Equivalents 3.0%
Deutsche Central Cash Management Government Fund, 1.73% (b)
6,537,879	35,011,325	34,412,229	—	—	34,097	—	7,136,975	7,136,975
9,861,699	36,944,635	34,412,229	—	—	53,639	—	12,394,105	12,394,105

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2018 amounted to $5,072,608, which is 2.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended April 30, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$228,312,737	$—	$—	$228,312,737
Short-Term Investments (d)	12,394,105	—	—	12,394,105
Total	$240,706,842	$—	$—	$240,706,842

There have been no transfers between fair value measurement levels during the period ended April 30, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Focus Growth Fund, a series of Deutsche Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	June 21, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2018